Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease expense

Operating
Lease
Contractual cash payments for the remaining lease term as of December 31, 2023
2024	$136,917
2025	116,250
Less implied interest	19,540
Total	$233,627
Discount rate applied	8.47%
Remaining lease term (months) as of December 31, 2023	22

Right-of-use lease asset:
Right-of-use lease asset, January 1, 2022	$106,155
New lease extension June 21, 2022	347,546
Less: reduction/amortization	112,714
Right-of-use lease asset, December 31, 2022	340,987
Less: reduction/amortization	111,153
Right-of-use lease asset, December 31, 2023	$229,834

Lease liability:
Lease liability, January 1, 2022	$106,151
New lease extension June 21, 2022	347,546
Less: repayments	111,122
Lease liability, December 31, 2022	342,575
Less: repayments	108,948
Lease liability, December 31, 2023	$233,627

Lease expense for the year ended December 31, 2022:
Lease expense	$134,892
Total	$134,892

Lease expense for the year ended December 31, 2023:
Lease expense	$136,022
Total	$136,022